CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2024
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Restricted cash equivalents	$ 2,681,110			$ 4,739,916
Restricted cash equivalents - short-term	2,000,000			$ 2,000,000
Latam Logistic Properties SA [member]
DisclosureofCashCashEquivalentsandRestrictedCashLineItems [Line Items]
Cash	2,993,045	$ 2,465,008
Restricted cash equivalents	2,681,110	3,252,897
Restricted cash equivalents - short-term	2,000,000
Accrued payables for investment properties	2,078,508	1,247,256	$ 2,891,858
Increase for new lease liabilities	2,623,092	$ 376,325	$ 0
Increase in receivables from the sale	7,577,092
Decrease of long-term debt	8,299,867
Non-cash capital contribution from a non-controlling partner	$ 2,162
Expected credit loss allowance rate	100.00%
Weighted average annual interest rate	10.70%	10.70%
Weighted average remaining loan term	7 years 2 months 12 days	8 years 1 month 6 days